Accounts Receivable, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31,	June 30,
	2022	2023
Accounts receivable	110,967	95,783
Allowance for doubtful accounts	$(25,348)	$(21,190)
Accounts receivable, net	$85,619	$74,593
Accounts receivable, net consisted of the following:
	December 31,
	2021	2022
Accounts receivable	$85,637	$110,967
Allowance for doubtful accounts	-	(25,348)
Accounts receivable, net	$85,637	$85,619

Schedule of Allowance for Doubtful Accounts	The movement of allowance for doubtful accounts for the six months ended June 30, 2022 and 2023 were as following:
	For the Six Months Ended June 30,
	2022	2023
Balance at the beginning of the period	$-	$25,348
Adoption of ASC326	-	637
Additions	245	-
Reversal	-	(3,694)
Foreign currency translation	(8)	(1,101)
Balance at the end of the period	$237	$21,190
The movement of allowance for doubtful accounts for the years ended December 31, 2020, 2021 and 2022 were as following:
	For the years ended December 31,
	2020	2021	2022
Balance at the beginning of the year	$-	$-	$-
Additions	-	-	25,981
Foreign currency translation	-	-	(633)
Balance at the end of the year	$-	$-	$25,348